ADDITIONAL INFORMATION-FINANCIAL STATEMENT - Schedule of Parent Company Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating expenses
Selling and marketing	$ (4,445)	$ (7,492)	$ (12,747)
General and administrative	(20,208)	(31,502)	(62,818)
Total operating expenses	(25,810)	(40,668)	(143,596)
Other income (loss), net	3,301	7,926	214
Parent Company [Member] | Reportable Legal Entities [Member]
Operating expenses
Selling and marketing	0	0
General and administrative	(1,010)	(1,786)	(468)
Total operating expenses	(1,010)	(1,786)	(468)
Other income (loss), net	15	468	(5)
Investment loss in subsidiaries	(30,482)	(88,779)	(156,003)
Net loss attributable to holders of ordinary shares	$ (31,477)	$ (90,097)	$ (156,476)